SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Interest paid	$ 78	$ 256
Taxes paid	240	407
Equipment acquired under finance leases and equipment loans	$ 1,007	$ 0